Segment Information (Table)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Total Assets by Geographic Area	The Company’s total assets by geographic location are as follows

	December 31,
	2020	2019
Assets
Mainland China	$1,824,380	$384,297
Outside Mainland China	76,946	68,002
Total Assets	$1,901,326	$452,299

Schedule of Revenues by Market Type

The Company’s revenues by market type are as follows:

	For the year ended December 31,
	2020	2019	2018
Sales
EPI	$96,799	$6,896	$10,357
Private Pay	268,821	220,217	204,764
Export	145,004	18,940	14,529
Total Sales	$510,624	$246,053	$229,650

Schedule of Revenues are Attributed to Geographic Locations

The Company’s revenues are attributed to geographic locations as follows:

	For the year ended December 31,
	2020	2019	2018
Sales
Mainland China	$365,620	$227,113	$215,121
Outside Mainland China	145,004	18,940	14,529
Total Sales	$510,624	$246,053	$229,650